UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2565

ING VP MONEY MARKET PORTFOLIO
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)	With copies to:

Theresa K. Kelety, Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109
Registrant’s telephone number, including area code: (800) 992-0180

Date of fiscal year end: December 31
Date of reporting period: July 1, 2006 — June 30, 2007

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-02565
Reporting Period: 07/01/2006 - 06/30/2007
ING VP Money Market Portfolio

======================== ING VP MONEY MARKET PORTFOLIO =========================

This fund had no proxy voting activity during the reporting period.

========== END N-PX REPORT

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING VP MONEY MARKET PORTFOLIO
By:	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 29, 2007